FINANCIAL INSTRUMENTS - Additional Information - Q2 (Details) - USD ($) $ in Millions			1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2015	Nov. 30, 2013	Nov. 30, 2013	Jun. 30, 2016	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements Of Financial Instruments [Line Items]
Standby and trade letters of credit for various corporate purposes				$ 8.3	$ 8.8				$ 9.0
Accumulated other comprehensive income (loss)				(457.5)	(491.6) [1]				(557.0)	$ (516.5)	$ (576.7)
Fair value of assets				1.1	2.0				0.2
Deferred Gain - Hedging [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Accumulated other comprehensive income (loss)				(4.5)	(3.8)
Foreign Exchange Contracts [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Derivative, notional amount				74.2	76.3				7.6
Interest Rate Swap [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Derivative, notional amount		$ 400.0	$ 400.0
Floor interest rate (percent)	1.00%	1.00%	1.00%
Term of contract	3 years	3 years	3 years
Fixed interest rate (percent)	2.0709%	2.0709%	2.0709%
Fixed interest rate on debt (percent)	5.0709%	5.0709%	5.0709%
Losses to be reclassified to earnings, next twelve months				2.6	2.4
Interest Rate Swap [Member] | Deferred Gain - Hedging [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Accumulated other comprehensive income (loss)				(4.5)	(3.8)	$ (4.7)	$ (4.2)	$ (4.1)	(2.2)
Standby Letters Of Credit Which Support Products Corporations Self Insurance Programs [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Standby and trade letters of credit for various corporate purposes				$ 7.2	$ 7.5				$ 7.7

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.